Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 432,734	$ 410,012	$ 518,057